Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2021	Mar. 31, 2021
Growth Capital Acquisition Corp. [Member]
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of common stock reflected in the balance sheet
	For the Three Months Ended September 30,		For the Six Months Ended September 30,
	2021	2020	2021	2020
Net Loss	$(6,394,588)		(7,920,049)
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	17,250,000	$—	$17,250,000	$—
Net loss available to Class A common stock	$(5,115,670)	$—	$(6,336,039)	$—
Basic and diluted net loss per share, Class A common stock subject to possible redemption	$(0.30)	—	(0.37)	—
Basic and diluted weighted average shares outstanding, Class B common stock	4,312,500		4,312,500
Net income available to Class B common stock	$(1,278,918)	$—	$(1,584,010)	$—
Basic and diluted net loss per share, Class B common stock	(0.30)		(0.37)

Growth capital acquisition corp. [Member]
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of common stock reflected in the balance sheet
	For the twelve months ended March 31, 2021		For the twelve months ended March 31, 2020
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per share:
Numerator:
Allocation of net income (loss)	$3,222,033	$5,039,591	$—	$(9,715)

Denominator:
Weighted-average shares outstanding	2,741,096	4,312,500	—	4,312,500
Basic and diluted net income (loss) per share	$1.17	$1.17	$(0.00)	$(0.00)

Schedule of held to maturity securities
	Carrying Value/Amortized Cost	Amortization of Bond Discount	Gross Unrealized Gain	Fair Value as of March 31, 2021
U.S. Money Market Mutual Funds	$86,251,323	$—	$—	$86,251,323
U.S. Treasury Bills	86,253,272	4,167	1,898	86,255,170
	$172,504,595	$4,167	$1,898	$172,506,493

Schedule of common stock reflected in the balance sheet
Gross proceeds from IPO	$172,500,000
Less:
Proceeds allocated to Public Warrants	(10,608,750)
Class A common stock issuance costs	(4,004,071)
Plus:
Accretion of carrying value to redemption value	14,612,821
Contingently redeemable Class A common stock	$172,500,000